Significant Accounting Policies (Narrative) (Details) Share data in Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Jun. 30, 2010 ILS	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2011 UAV Tactical Systems Ltd [Member]	Dec. 31, 2010 Interest Rate Swap [Member] USD ($)	Dec. 31, 2011 Series A [Member] USD ($)
Significant Accounting Policies [Line Items]
Reduction of allocation to non-controlling interest		$ 0
Reclassification of non-credit related amount		7,086
Reclassification of non-credit related amount, net of tax		1,772
Percentage of minority voting rights		20.00%
Percentage of equity voting rights		50.00%
Voting rights					51.00%
Severance expenses		50,018	50,228	42,999
Percentage of revenue from service		10.00%	10.00%	10.00%
Notes issued	1,100,000,000
Notional principal						1,100,000,000
Received interest payments semi-annually in NIS			4.84%
Term, interest rate swap transaction			10
Derivative, Basis Spread on Variable Rate			1.65%
Variable rate basis of fair value hedge transactions		Under the cross currency interest rate swaps, the Company will receive fixed NIS at a rate of 4.84% on NIS 1.1 billion and pay floating six-month USD LIBOR + an average spread of 1.65% on $287,000, which reflects the U.S. dollar value of the Series A Notes on the specific dates the transactions were entered.	The purpose of these transactions was to convert the NIS fixed rate Series A Notes into USD LIBOR (6 months) floating rate obligations. As a result of these agreements, the Company is currently paying an effective interest rate of six-month LIBOR (0.45% at December 31, 2011) plus an average of 1.65% on the principal amount, as compared to the original 4.84% fixed rate.
Senior notes fair value							$ 264,931,000
Outstanding anti-dilutive stock options excluded from the calculations of diluted net earnings per share		76,815	23,041	22,599